Note 7. Promissory Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Promissory Notes Issued

As at December 31, 2012

Date of	Date of	Amount	Rate of	Security
issuance	maturity	$	interest
March 15, 2010	N/A	100,510	4%	Net assets of the Company
June 10, 2010	N/A	25,128	10%	Net assets of the Company
February 1, 2012	N/A	50,255	10%	Net assets of the Company
November 20, 2012	(a)	77,895	36%	Specific accounts receivable
November 28, 2012	(b)	67,844	36%	Specific accounts receivable
December 11, 2012	December 11, 2013	116,754	12%	Net assets of the Company
		438,386

As at December 31, 2011

Date of	Date of	Amount	Rate of	Security
issuance	maturity	$	interest
March 15, 2010	N/A	98,330	4%	Net assets of the Company
June 10, 2010	N/A	24,584	10%	Net assets of the Company
		122,914